Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	36
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	4.37819%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,692,342.41

Principal:
Principal Collections	$13,659,930.95
Prepayments in Full	$6,598,955.66
Liquidation Proceeds	$226,933.46
Recoveries	$217,304.72
Sub Total	$20,703,124.79
Collections	$22,395,467.20

Purchase Amounts:
Purchase Amounts Related to Principal	$32,213.67
Purchase Amounts Related to Interest	$272.53
Sub Total	$32,486.20

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$22,427,953.40

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	36
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$22,427,953.40
Servicing Fee	$322,914.33	$322,914.33	$0.00	$0.00	$22,105,039.07
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,105,039.07
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$22,105,039.07
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$22,105,039.07
Interest - Class A-3 Notes	$586,813.50	$586,813.50	$0.00	$0.00	$21,518,225.57
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$21,153,425.57
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,153,425.57
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$20,953,456.32
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,953,456.32
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$20,808,313.74
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,808,313.74
Regular Principal Payment	$18,766,518.51	$18,766,518.51	$0.00	$0.00	$2,041,795.23
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,041,795.23
Residual Released to Depositor	$0.00	$2,041,795.23	$0.00	$0.00	$0.00
Total		$22,427,953.40

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$18,766,518.51
Total					$18,766,518.51

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,766,518.51	$36.80	$586,813.50	$1.15	$19,353,332.01	$37.95
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$18,766,518.51	$11.89	$1,296,725.33	$0.82	$20,063,243.84	$12.71

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	36

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$151,435,743.12	0.2969328	$132,669,224.61	0.2601357
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$326,375,743.12	0.2067056	$307,609,224.61	0.1948201

Pool Information
Weighted Average APR	5.536%	5.571%
Weighted Average Remaining Term	31.57	30.87
Number of Receivables Outstanding	20,155	19,108
Pool Balance	$387,497,196.70	$366,593,140.95
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$359,819,787.44	$340,739,708.09
Pool Factor	0.2237066	0.2116384

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$25,853,432.86
Targeted Overcollateralization Amount	$58,983,916.34
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$58,983,916.34

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	36
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		78	$386,022.01
(Recoveries)		97	$217,304.72
Net Loss for Current Collection Period			$168,717.29
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5225%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3405%
Second Prior Collection Period			1.4028%
Prior Collection Period			0.6126%
Current Collection Period			0.5370%
Four Month Average (Current and Prior Three Collection Periods)			0.7232%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,770	$16,233,240.13
(Cumulative Recoveries)			$2,891,780.87
Cumulative Net Loss for All Collection Periods			$13,341,459.26
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7702%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,860.38
Average Net Loss for Receivables that have experienced a Realized Loss			$4,816.41

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.70%	226	$6,243,753.05
61-90 Days Delinquent	0.33%	38	$1,207,525.87
91-120 Days Delinquent	0.11%	10	$409,118.89
Over 120 Days Delinquent	0.18%	28	$669,159.89
Total Delinquent Receivables	2.33%	302	$8,529,557.70

Repossession Inventory:
Repossessed in the Current Collection Period		22	$695,772.85
Total Repossessed Inventory		28	$902,993.04

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3700%
Prior Collection Period			0.4664%
Current Collection Period			0.3977%
Three Month Average			0.4114%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6235%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	36

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	55	$1,624,537.15
2 Months Extended	82	$2,255,434.26
3+ Months Extended	29	$868,467.68

Total Receivables Extended	166	$4,748,439.09
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer